Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of share-based compensation expenses

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Cost of revenues	$157	173	89
Research and development	9,414	9,819	6,461
General and administrative	1,108	891	621
Sales and marketing	1,453	1,435	927
Total compensation	$12,132	12,318	8,098
Income tax benefit	$2,545	2,605	1,738

Schedule of RSUs activity under the long-term incentive plan

	Number of	Weighted
	Underlying	Average Grant
	Shares for RSUs	Date Fair Value
Balance at January 1, 2023	792,209	6.71
Granted	1,710,607	5.68
Vested	(1,974,496)	5.91
Forfeited	(2,355)	9.81
Balance at December 31, 2023	525,965	6.36
Granted	2,014,386	5.68
Vested	(2,261,433)	5.88
Forfeited	(5,307)	7.33
Balance at December 31, 2024	273,611	5.29
Granted	862,516	8.65
Vested	(1,063,725)	7.96
Forfeited	(3,588)	5.09
Balance at December 31, 2025	68,814	6.14

Schedule of allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Cost of revenues	$153	167	86
Research and development	9,353	9,751	6,427
General and administrative	1,108	891	620
Sales and marketing	1,449	1,430	924
Total compensation	$12,063	12,239	8,057
Income tax benefit	$2,545	2,605	1,738

CM Visual Technology Corp
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

	2021 Plan		2023 Plan
	Granted in	Granted in	Granted in
	2021	2023	2024
Valuation assumptions:
Expected dividend yield	0%	0%	0%
Expected volatility	43.82%	44.17%	39.76%
Expected term (years)	3.125	3.125	3.125
Risk-free interest rate	0.223%	1.081%	1.150%

Schedule of stock option activity

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2023	2,291,000	$0.36	2.5
Granted	288,000	0.33
Exercised	—	—
Effect of capital reduction	(1,289,500)	0.36
Forfeited	—	—
Balance at December 31, 2023	1,289,500	0.50	1.5
Granted	1,201,000	0.32
Exercised	—	—
Forfeited	(138,000)	0.47
Balance at December 31, 2024	2,352,500	0.41	1.8
Granted	20,000	0.34
Exercised	—	—
Forfeited	(55,000)	0.41
Balance at December 31, 2025	2,317,500	0.41	1.3
Exercisable at December 31, 2025	1,722,000	0.44	1.0

Liqxtal Technology Inc
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

2025 plan
Valuation assumptions:
Expected dividend yield	13.76%
Expected volatility	44.08%
Expected term (years)	3.05
Risk-free interest rate	1.1815%

Schedule of stock option activity

Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2025	—	$—	—
Granted	681,000	0.65	—
Exercised	—	—	—
Forfeited	—	—	—
Balance at December 31, 2025	681,000	0.65	3.92
Exercisable at December 31, 2025	—	—	—